Financial information by segment, Assets and liabilities by geography (Details) $ in Thousands, € in Millions	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,051,069	$ 7,204,267
Investments carried under the equity method	212,052	230,307
Other current financial assets	199,193	183,897
Cash and cash equivalents (project companies)	434,559	448,301	$ 594,616			$ 600,990
Assets held for sale	41,242	28,642
Total assets	8,590,434	8,714,333
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,248,343	4,319,260
Grants and other liabilities	1,129,241	1,233,808
Liabilities directly associated with the assets held for sale	53,723	0
Long-term and short-term corporate debt	1,204,616	1,084,838		$ 7,800	€ 7
Other non-current liabilities	47,843	44,489
Total liabilities	7,145,643	7,125,524
Equity	1,444,791	1,588,809	$ 1,692,813			$ 1,789,047
Total liabilities and equity	8,590,434	8,714,333
North America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	3,014,170	3,063,019
Investments carried under the equity method	162,142	177,260
Other current financial assets	122,562	110,016
Cash and cash equivalents (project companies)	177,961	137,480
Assets held for sale	2,000	28,642
Total assets	3,478,835	3,516,417
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,602,854	1,629,278
Grants and other liabilities	908,210	945,888
Liabilities directly associated with the assets held for sale	0
Total liabilities	2,511,064	2,575,166
South America [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	1,129,109	1,184,599
Investments carried under the equity method	5,154	9,178
Other current financial assets	32,941	30,803
Cash and cash equivalents (project companies)	98,883	121,945
Assets held for sale	39,242	0
Total assets	1,305,329	1,346,525
Liabilities allocated [Abstract]
Long-term and short-term project debt	743,538	808,481
Grants and other liabilities	34,333	36,307
Liabilities directly associated with the assets held for sale	53,723
Total liabilities	831,594	844,788
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	2,907,790	2,956,649
Investments carried under the equity method	44,756	43,869
Other current financial assets	46,490	48,067
Cash and cash equivalents (project companies)	138,092	155,551
Assets held for sale	0	0
Total assets	3,137,128	3,204,136
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,901,951	1,881,501
Grants and other liabilities	186,698	251,613
Liabilities directly associated with the assets held for sale	0
Total liabilities	2,088,649	2,133,114
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,051,069	7,204,267
Investments carried under the equity method	212,052	230,307
Other current financial assets	201,993	188,886
Cash and cash equivalents (project companies)	414,936	414,976
Assets held for sale	41,242	28,642
Total assets	7,921,292	8,067,078
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,248,343	4,319,260
Grants and other liabilities	1,129,241	1,233,808
Liabilities directly associated with the assets held for sale	53,723
Total liabilities	5,431,307	5,553,068
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	290,655	297,577
Other current assets (including cash and cash equivalents at holding company level)	378,487	349,678
Total assets	669,142	647,255
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,204,616	1,084,838
Other non-current liabilities	331,772	301,245
Other current liabilities	177,948	186,373
Total liabilities	1,714,336	1,572,456
Equity	1,444,791	1,588,809
Total liabilities and equity	$ 3,159,127	$ 3,161,265